Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 2,137	$ 2,222	$ 2,865
Settlements	(1,008)	(826)	(772)
Additions through business combinations	198	60
Disposals			(121)
Revaluations	311	549	82
Discount unwind (Note 3)	113	132	168
Contingent liabilities recognised in business combination at end of period	$ 1,751	2,137	2,222
Minimum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	5.00%
Maximum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	8.00%
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 1,945	2,124
Contingent liabilities recognised in business combination at end of period	1,309	1,945	2,124
Increase (decrease) in contingent consideration through revaluation	260	$ 520	$ 182
Increase/decrease in contingent consideration balance with change in current estimates	$ 131
The increase/decrease in sales estimates	10.00%
Discount rate - contingent consideration	8.00%